Lease obligations - Schedule of maturity analysis of operating lease payments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 227,294
Less: impact of present value	(11,420)
Lease payments payable, balance end of the year	215,874	$ 255,356	$ 125,962
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	188,365
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	38,929
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 0